SCHEDULE OF PATENTS AND LICENSES (Details) - Patents and licenses [member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cost, Balance	$ 1,138,047	$ 1,058,936	$ 996,461
Additions	196,997	79,111	62,475
Cost, Balance	1,335,044	1,138,047	1,058,936
Accumulated Amortization, Balance	635,992	548,231	467,985
Amortization	92,344	87,761	80,246
Accumulated Amortization, Balance	728,336	635,992	548,231
Patents and licenses, Balance	$ 606,708	$ 502,055	$ 510,705